CONSOLIDATED STATEMENTS OF PARTNERSHIP CAPITAL - USD ($) $ in Millions		Total		Non-controlling interest— BIPC exchangeable shares		Non-controlling Interest - Exchange LP Units, equity		Non-controlling interest— in operating subsidiaries	Non-controlling interest – Perpetual subordinated notes	Preferred Unitholders Capital	Limited Partners		Limited Partners Partners' capital		Limited Partners (Deficit)		Limited Partners Ownership Changes	Limited Partners Accumulated Other Comprehensive Income		General Partner	General Partner Accumulated Other Comprehensive Income	Non-controlling Interest - Redeemable Partnership Units		Non-controlling Interest - Redeemable Partnership Units Partners' capital	Non-controlling Interest - Redeemable Partnership Units Accumulated Other Comprehensive Income
Balance as at Dec. 31, 2019		$ 22,177.0		$ 0.0		$ 18.0		$ 14,113.0		$ 935.0	$ 5,048.0		$ 5,495.0		$ (1,430.0)		$ 510.0	$ 473.0	[1]	$ 24.0		$ 2,039.0		$ 2,328.0
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		904.0		14.0		1.0		510.0			141.0				141.0					183.0		55.0
Other comprehensive (loss) income		(62.0)		87.0				(130.0)			(11.0)							(11.0)	[1]	(1.0)		(7.0)
Comprehensive income		842.0		101.0		1.0		380.0			130.0				141.0			(11.0)	[1]	182.0		48.0
Issue of equity		9.0	[2]							195.0	9.0	[2]	9.0	[2]										0.0
Repurchased and cancelled													(0.1)
Partnership distributions	[3]	(1,083.0)		(66.0)		(4.0)					(588.0)				(588.0)					(185.0)		(240.0)
Partnership preferred distributions		(51.0)	[3]	(3.0)	[3]					(51.0)	(35.0)	[3]			(35.0)	[3]						(13.0)	[3]
Acquisition of subsidiaries	[4]	1,880.0						1,880.0
Disposition of subsidiaries	[5]	(1,078.0)						(1,078.0)
Capital provided by non-controlling interest		63.0						63.0
Subsidiary distributions to non-controlling interest		(1,278.0)						(1,278.0)
Acquisition of non-controlling interest	[4]	(107.0)						(107.0)
Preferred unit issuance	[2]	195.0								195.0
Issuance of BIPC exchangeable shares	[2],[6]	0.0		626.0							(441.0)				(398.0)		(61.0)	18.0	[1]	(2.0)		(183.0)
Other items	[1],[4]	104.0		(20.0)		(3.0)		(19.0)			110.0		22.0		25.0		91.0	(28.0)				36.0
Balance as at Dec. 31, 2020		21,673.0		638.0		12.0	[7]	13,954.0		1,130.0	4,233.0		5,526.0		(2,285.0)		540.0	452.0	[8]	19.0	$ 3.0	1,687.0		2,328.0	$ 209.0
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		2,719.0		95.0		3.0	[7]	1,626.0			556.0				556.0					210.0		229.0
Other comprehensive (loss) income		260.0		30.0		1.0	[7]	33.0			138.0							138.0	[8]		0.0	58.0			58.0
Comprehensive income		2,979.0		125.0		4.0	[7]	1,659.0			694.0				556.0			138.0	[8]	210.0		287.0
Issue of equity		2,974.0	[9]	1,770.0	[9]	259.0	[7],[9]			194.0	545.0	[9]	545.0	[9]								400.0	[9]	400.0
Partnership distributions	[10]	(1,190.0)		(115.0)		(7.0)	[7]				(608.0)				(608.0)					(209.0)		(251.0)
Partnership preferred distributions		(67.0)	[10]	(8.0)	[10]					(67.0)	(41.0)	[10]			(41.0)	[10]						(18.0)	[10]
Acquisition of subsidiaries	[11]	2,707.0						2,707.0
Disposition of subsidiaries	[12]	(1,340.0)						(1,340.0)
Subsidiary distributions to non-controlling interest		(955.0)						(955.0)
Acquisition of non-controlling interest	[11]	(939.0)						(939.0)
Preferred units redeemed	[9]	(206.0)		(2.0)						(186.0)	(13.0)				(13.0)							(5.0)
Preferred unit issuance	[9]	194.0								194.0
Issuance of BIPC exchangeable shares																		(1.0)
Other items	[8],[9],[11]	561.0		(1,039.0)		(183.0)	[7]	572.0			892.0		3.0		266.0		890.0	(267.0)		11.0		308.0
Balance as at Dec. 31, 2021		26,391.0		1,369.0		85.0	[13]	15,658.0		1,138.0	5,702.0		6,074.0		(2,125.0)		1,430.0	323.0	[14]	31.0	2.0	2,408.0		2,728.0	137.0
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		1,375.0		24.0				968.0			101.0				101.0					240.0		42.0
Other comprehensive (loss) income		148.0		60.0		2.0	[13]	(258.0)			237.0							237.0	[14]		0.0	107.0			107.0
Comprehensive income		1,523.0		84.0		2.0	[13]	710.0			338.0				101.0			237.0	[14]	240.0		149.0
Issue of equity		13.0	[15]							0.0	13.0	[15]	13.0	[15]										0.0
Partnership distributions		(1,352.0)		(160.0)		(11.0)	[13]				(660.0)				(660.0)					(244.0)		(277.0)
Partnership preferred distributions		(66.0)	[16]	(9.0)	[16]					(50.0)	(38.0)	[16]			(38.0)	[16]						(19.0)	[16]
Disposition of subsidiaries	[17]	(494.0)						(494.0)
Subsidiary distributions to non-controlling interest		(751.0)						(751.0)
Preferred units redeemed	[15]	(243.0)								(220.0)	(14.0)				(14.0)							(9.0)
Issuance of perpetual subordinated notes	[15]	293.0							$ 293.0
Other items	[14],[15]	240.0		5.0		(4.0)	[13]	197.0			31.0		5.0		79.0		26.0	(79.0)				11.0
Balance as at Dec. 31, 2022		$ 25,554.0		$ 1,289.0		$ 72.0	[13]	$ 15,320.0	$ 293.0	$ 918.0	$ 5,372.0		$ 6,092.0		$ (2,657.0)		$ 1,456.0	$ 481.0	[14]	$ 27.0	$ 2.0	$ 2,263.0		$ 2,728.0	$ 210.0

[1]	Refer to Note 29, Accumulated Other Comprehensive Income (Loss).
[2]	Refer to Note 28, Partnership Capital.
[3]	Refer to Note 30, Distributions.
[4]	Refer to Note 7, Acquisition of Businesses
[5]	Refer to Note 5, Disposition of Businesses.
[6]	Refer to Note 1, Organization and Description of the Business.
[7]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.
[8]	Refer to Note 29, Accumulated Other Comprehensive Income (Loss).
[9]	Refer to Note 28, Partnership Capital.
[10]	Refer to Note 30, Distributions.
[11]	Refer to Note 7, Acquisition of Businesses
[12]	Refer to Note 5, Disposition of Businesses.
[13]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.
[14]	Refer to Note 29, Accumulated Other Comprehensive Income (Loss).
[15]	Refer to Note 28, Partnership Capital.
[16]	Refer to Note 30, Distributions.
[17]	Refer to Note 5, Disposition of Businesses.